TRAFIGURA TRANSACTION (Details)		1 Months Ended	12 Months Ended
	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) vessel suezmax_tanker $ / shares shares	Dec. 31, 2019 USD ($) vessel shares	Dec. 31, 2018 USD ($) large_range_2_tanker shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 suezmax_tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2019 $ / shares	Dec. 31, 2019 large_range_2_tanker	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares		16,035,856	16,035,856	0	0
Cash consideration due upon closing of SPA			$ 538,200,000
Number of assets chartered				1		1				1
Number of leased assets | vessel		5
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares		$ 7.92							$ 7.92
Finance lease, right of use asset				$ 90,676,000	$ 251,698,000		$ 418,390,000				$ 536,433,000
Finance lease liability							359,910,000
Finance lease, amortization of right of use asset			15,850,000	$ 26,129,000	$ 64,200,000
Shares issued as consideration for Trafigura acquisition			$ 127,000,000
Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Number of assets chartered			5			5
Duration of time charter			3 years
Time charter daily rate, revenue							28,400
Profit share percentage								50.00%
Assets Under Sale and Purchase Agreement | Trafigura
Business Acquisition [Line Items]
Number of assets agreed to acquire | suezmax_tanker		10
Shares issued for purchase of vessels (in shares) | shares	16,035,856
Shares issued, price per share (in dollars per share) | $ / shares		$ 8.00
Time charter daily rate, expense		$ 23,000
Duration of time charter		3 years
Time charter daily rate, revenue		$ 28,400
Profit share percentage		50.00%
Number of assets optional to acquire | suezmax_tanker		4
Assets Under Sale and Purchase Agreement | Trafigura | Minimum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA		$ 538,200,000
Assets Under Sale and Purchase Agreement | Trafigura | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA		$ 551,700,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares			8,017,928
Number of assets chartered | suezmax_tanker		5				5
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares	$ 7.92
Shares issued as consideration for Trafigura acquisition	$ 63,500,000
Time charter payments received			$ 9,900,000
Time charter payments received offset against prepaid expense			8,200,000
Time charter payments received offset against lease liability			1,700,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura | Minimum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA			275,800,000
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA			269,000,000
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out
Business Acquisition [Line Items]
Number of leased assets | suezmax_tanker		5				5
Prepaid expense	$ 63,500,000
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares	$ 7.92
Finance lease, right of use asset							336,000,000
Finance lease liability							$ 272,000,000
Finance lease, amortization of right of use asset			3,800,000
Finance lease, interest expense			3,800,000
Finance lease, weighted average discount rate								4.36%
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out | Minimum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA			275,900,000
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out | Maximum
Business Acquisition [Line Items]
Cash consideration due upon closing of SPA			$ 269,200,000